Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses	$ 11,668	$ 3,769
Accrued indirect taxes and related liabilities	15,798	15,301
Accrued compensation and benefits	9,797	4,589
Advancements from customers	7,426	4,417
Other current liabilities	2,669	1,356
Accrued expenses and other current liabilities	$ 47,358	$ 29,432